SUBSEQUENT EVENTS (Details) (Subsequent event [Member])	1 Months Ended	2 Months Ended
	Jan. 31, 2015	Feb. 26, 2015
RSUs [Member]
Subsequent events
Shares granted		11,300,000
Shares vested	6,700,000
Time delivery after vesting	6 months
RSUs [Member] | Minimum [Member]
Subsequent events
Vesting period (in years)		3 years
RSUs [Member] | Maximum [Member]
Subsequent events
Vesting period (in years)		6 years
Restricted Stock Units (RSU), Dividend Paying [Member]
Subsequent events
Shares granted		6,500,000